Stock-based Compensation (Schedule Of Stock Option Activity) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Beginning of year, Options	408
Granted, Options	0	0	0
Exercised, Options	(331)
Terminated, Options	(3)
End of year, Options	74	408
Exercisable at end of period, Options	74
Beginning of period, Weighted-Average Exercise Price	$ 28.33
Granted, Weighted-Average Exercise Price	0.00
Exercised, Weighted-Average Exercise Price	27.98
Terminated, Weighted-Average Exercise Price	26.36
End of period, Weighted-Average Exercise Price	29.91	$ 28.33
Exercisable at end of period, Weighted-Average Exercise Price	$ 29.91
Outstanding at end of period, Weighted-Average Remaining Contractual Life (In years)	5 months
Exercisable at end of period, Weighted-Average Remaining Contractual Life (In years)	5 months
Outstanding at end of period, Aggregate Intrinsic Value	$ 1
Exercisable at end of period, Aggregate Intrinsic Value	$ 1